DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
VAT credit balance	$ 300,272	$ 155,570
Other tax receivables	9,988	10,674
Prepaid expenses	47,756	32,162
Advances to suppliers	1,850,997	554,417
Subsidies receivables	292,866	255,886
Guaranteed deposits	1,139	0
Other Receivables UT	29,706	3,318
Others	130,334	14,576
Total	2,663,058	1,026,603	[1]
Non Current [Abstract]
VAT credit balance	0	0
Other tax receivables	2,044	3,786
Prepaid expenses	0	0
Advances to suppliers	0	0
Subsidies receivables	0	0
Guaranteed deposits	0	0
Other Receivables UT	0	0
Others	6,189	14,088
Total	$ 8,233	$ 17,874	[1]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)